Chartered-in Vessels - Operating Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) vessel lease	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Operating Leased Assets [Line Items]
Current portion of operating lease liabilities (note 5b)	$ 9,634	$ 6,747
Long-term operating lease liabilities (note 5b)	9,905	0
Time-charter hire expenses	9,396	23,487	$ 23,564
Lessee, Operating Lease, Liability, to be Paid	$ 20,972
Schedule of Operating Leases
As at December 31, 2022, the total estimated future minimum rental payments to be received and paid by the Tangguh Joint Venture related to the lease contracts are as follows:

Year	Head Lease Receipts (i) $	Sublease Payments (i) (ii) $
2023	21,242	23,934
2024	21,242	23,934
2025	21,242	23,934
2026	21,242	23,934
2027	21,242	23,934
Thereafter	26,643	30,054
Total	132,853	149,724
(i) The Head Leases are fixed-rate operating leases while the Subleases have a variable-rate component. As at December 31, 2022, the Company had received $377.5 million of aggregate Head Lease receipts and had paid $334.7 million of aggregate Sublease payments. The portion of the Head Lease receipts that has not been recognized into earnings is deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2022, $3.7 million (December 31, 2021 – $3.7 million) and $14.4 million (December 31, 2021 – $18.1 million) of Head Lease receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Company’s consolidated balance sheets.
(ii) The amount of payments related to the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.

Number of vessels | lease	9
Time-charter hire expenses	$ 9,396	$ 23,487	$ 23,564
LPG Carriers [Member]
Operating Leased Assets [Line Items]
Number of vessels | vessel	7
Number of vessels chartered in | vessel	6
Malt Joint Venture
Operating Leased Assets [Line Items]
Ownership percentage (in percentage)	52.00%
Number of vessels | vessel	6
Lease Component
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	$ (1,433)
Operating lease, liability	19,539
Current portion of operating lease liabilities (note 5b)	9,634
Long-term operating lease liabilities (note 5b)	9,905
2022	10,695
2023	$ 10,277